Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Undiscovered Managers Funds
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Class/Ticker: R2/UBVRX; R3/UBVTX; R4/UBVUX; R5/UBVVX; R6/UBVFX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/25
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/25 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler Asset Management, Inc. (FullerThaler), believes have value characteristics. Such common stocks often include, but are not limited to, stocks of small capitalization companies, similar to those that are included in the Russell 2000® Value Index. FullerThaler's strategy focuses on, but is not limited to, the Fund investing in small capitalization companies; additionally, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index. The Fund may also invest in real estate investment trusts (REITs).A REIT is a pooled investment vehicle that generally invests in income-producing real estate or real estate-related loans or interests. REITs are classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents.In selecting stocks for the Fund, FullerThaler applies principles based on behavioral finance. FullerThaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, FullerThalergenerally utilizes a three-pronged approach that includes (i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company, (ii) evidence of overreaction due to behavioral factors that have resulted in an absolute or relative decline in valuation and (iii) analysis of the company fundamentals with regard to business model, valuation and credit risk.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Russell 3000 Index and the Russell 2000® Value Index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index. The performance of Class R3 Shares prior to its inception is based on the performance of the Class A Shares (which are not offered in this prospectus). The actual returns of Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares. The performance of Class R4 Shares is based on the performance of the Class I Shares (which are not offered in this prospectus). The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares. The performance of Class R5 Shares prior to its inception is based on the performance of the Class L Shares (which are not offered in this prospectus). The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s performance to the performance of the Russell 3000 Index and the Russell 2000® Value Index. The Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Value Index is the Fund’s additional index and is more representative of the Fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS - CLASS R2 SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter4th quarter, 202043.00%Worst Quarter1st quarter, 2020-40.92%The Fund’s year-to-date total returnthrough9/30/24was10.10%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Russell 2000 Value Index to the Russell 3000 Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Class R2 Shares and after-tax returns for the other classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Behavioral Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Behavioral Strategy Risk. When taking investment positions, FullerThaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, FullerThalergenerally focuses on certain markers of possible under and overreaction by investors. Securities identified using this type of strategy may perform differently from the market for various reasons, including the criteria used in the analysis, the weight placed on each criterion, and changes in the criterion’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. FullerThaler’s strategy based on behavioral finance may be less effective in certain market environments. For example, the Fund invests when FullerThaler believes other investors are over-reacting to significant negative news coverage about a security. As a result, the Fund may experience substantial under-performance during such periods of investor “overreaction,” including as compared to the market overall, the Fund's benchmark and/or to other funds that do not employ a behavioral finance strategy. There can be no guarantee that FullerThaler will be successful in applying behavioral finance principles in managing the Fund.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Value Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Larger Capitalization Company Risk. Although the Fund invests primarily in securities of small cap companies, it may invest in equity investments of larger capitalization companies and, to the extent it does, it may underperform other funds during periods when the Fund's larger capitalization securities are out of favor.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of the Fund’s shares may fluctuate in response to events affecting that industry or sector. In particular, small capitalization value funds and indices typically have a large weighting in both the financials sector as well as the banking industry. Due to the Fund’s emphasis on small capitalization value stocks, the Fund will typically have a large weighting in the financials sector as well as the banking industry. Developments affecting the financial sector or banking industry may have a significant impact on the value of the Fund’s shares. Those developments may include changes in economic or business conditions, financial markets, government policy and regulations, competition, and interest rates. The Fund may from time to time hold either a larger or smaller weight in the financials sector or banking industry group compared to its benchmark, the Russell 2000® Value Index.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	$ 1,916
2014	rr_AnnualReturn2014	5.01%
2015	rr_AnnualReturn2015	2.77%
2016	rr_AnnualReturn2016	20.05%
2017	rr_AnnualReturn2017	12.69%
2018	rr_AnnualReturn2018	(15.83%)
2019	rr_AnnualReturn2019	22.42%
2020	rr_AnnualReturn2020	2.85%
2021	rr_AnnualReturn2021	33.49%
2022	rr_AnnualReturn2022	(1.83%)
2023	rr_AnnualReturn2023	13.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.92%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.70%
Past 5 Years	rr_AverageAnnualReturnYear05	13.41%
Past 10 Years	rr_AverageAnnualReturnYear10	8.71%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	$ 1,630
Past 1 Year	rr_AverageAnnualReturnYear01	13.98%
Past 5 Years	rr_AverageAnnualReturnYear05	13.69%
Past 10 Years	rr_AverageAnnualReturnYear10	8.98%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,346
Past 1 Year	rr_AverageAnnualReturnYear01	14.27%
Past 5 Years	rr_AverageAnnualReturnYear05	13.98%
Past 10 Years	rr_AverageAnnualReturnYear10	9.26%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	521
10 Years	rr_ExpenseExampleYear10	$ 1,162
Past 1 Year	rr_AverageAnnualReturnYear01	14.46%
Past 5 Years	rr_AverageAnnualReturnYear05	14.15%
Past 10 Years	rr_AverageAnnualReturnYear10	9.42%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,044
Past 1 Year	rr_AverageAnnualReturnYear01	14.57%
Past 5 Years	rr_AverageAnnualReturnYear05	14.26%
Past 10 Years	rr_AverageAnnualReturnYear10	9.53%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Return After Taxes on Distributions | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.29%
Past 5 Years	rr_AverageAnnualReturnYear05	12.06%
Past 10 Years	rr_AverageAnnualReturnYear10	7.41%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.24%
Past 5 Years	rr_AverageAnnualReturnYear05	10.55%
Past 10 Years	rr_AverageAnnualReturnYear10	6.74%
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.96%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	15.16%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	11.48%	[2]
R2 R3 R4 R5 R6 Shares | Undiscovered Managers Behavioral Value Fund | RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.65%
Past 5 Years	rr_AverageAnnualReturnYear05	10.00%
Past 10 Years	rr_AverageAnnualReturnYear10	6.76%

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.55%, 1.30%, 1.05%, 0.90% and 0.80% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/25, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Russell 2000 Value Index to the Russell 3000 Index.